Segment Information - Reconciliation of Segment Operating Profit (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ (5,333)	$ 6,872	$ (264)
Consolidated	(5,333)	6,872	(264)
Other operating income	587	814	385
Other operating expenses	(227)	(129)	(770)
Operating profit	(4,973)	7,557	(649)
Finance costs	(1,251)	(744)	(1,012)
Finance income	123	320	506
Share of loss of associates	(1)	(1)	(3)
Exchange (loss)/gain	(4,425)	(579)	1,550
Other income	671	1,173	717
Other expense	(1)	(1)	(3)
(Loss)/profit before tax	(9,857)	7,725	1,106
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(2,324)	9,845	2,620
Finance income	122	319	505
Corporate expense adjustments and eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(3,009)	(2,973)	(2,884)
Corporate expenses and others	(3,009)	(2,973)	(2,884)
Finance income	1	1	1
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Other operating income	587	814	385
Other operating expenses	(227)	(129)	(770)
Finance costs	(1,251)	(744)	(1,012)
Finance income	123	320	506
Share of loss of associates	(1)	(1)	(3)
Exchange (loss)/gain	(4,425)	(579)	1,550
Other income	671	1,173	717
Other expense	$ (1)	$ (1)	$ (3)